Employee and key management information - Summary of staff costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Number and average number of employees [abstract]
Wages and salaries	$ 2,807	$ 2,627	$ 2,605
Social security costs	182	169	173
Pension costs—defined contribution plans	74	68	77
Pension costs—defined benefit plans	3	3	11
Share-based payments	77	24	30
Total staff costs	$ 3,143	$ 2,891	$ 2,896